Cover	Apr. 26, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 26, 2022
Entity File Number	001-40544
Entity Registrant Name	AEROVATE THERAPEUTICS, INC.
Entity Central Index Key	0001798749
Entity Tax Identification Number	83-1377888
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Inc.
Entity Address, Address Line Two	930 Winter Street
Entity Address, Address Line Three	Suite M-500
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	(617)
Local Phone Number	443-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Entity Information, Former Legal or Registered Name	Not Applicable